Prepaid Expenses and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage costs	$ 634	$ 431
Inventory	826	1,166
Other	10	66
Total prepaid expenses and other current assets	$ 1,470	$ 1,663